SCHEDULE OF REVENUE STREAMS AND DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total Revenue	$ 540,747	$ 340,778	$ 894,728	$ 541,521
Commissions [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	537,445	338,574	889,194	537,826
Title [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,346	1,255	2,376	2,050
Mortgage Income [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,709	949	2,785	1,645
Wallet [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 247		$ 373